Investment Properties	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Investment Properties
19.
INVESTMENT PROPERTIES

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$9,805	$12,302

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2022	$10,663
Additions	18
Reclassification	99
Balance on December 31, 2022	$10,780
Accumulated depreciation and impairment
Balance on January 1, 2022	$(1,000)
Depreciation expense	(44)
Reversal of impairment loss	107
Reclassification	(39)
Balance on December 31, 2021	$(976)
Balance on December 31, 2021, net	$9,804
Cost
Balance on January 1, 2023	$10,780
Additions	54
Reclassification	328
Balance on December 31, 2023	$11,162
Accumulated depreciation and impairment
Balance on January 1, 2023	$(976)
Depreciation expense	(45)
Impairment loss	(336)
Balance on December 31, 2023	$(1,357)
Balance on December 31, 2023, net	$9,805
Cost
Balance on January 1, 2024	$11,162
Additions	4
Reclassification	2,427
Balance on December 31, 2024	$13,593
Accumulated depreciation and impairment
Balance on January 1, 2024	$(1,357)
Depreciation expense	(45)
Reversal of impairment loss	139
Reclassification	(28)
Balance on December 31, 2024	$(1,291)
Balance on December 31, 2024, net	$12,302

After the evaluation of land and buildings by comparing the recoverable amount which represented the fair value less costs of disposal with the carrying amount, the Company recognized reversal of impairment losses of $107 million and $139 million for the years ended December 31, 2022 and 2024, respectively, and an impairment loss of $336 million for the year ended December 31, 2023. The impairment loss and the reversal of impairment loss were included in “other income and expenses” in the consolidated statements of comprehensive income.

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	15-30 years
Buildings
Main buildings	8-60 years
Other building facilities	10-35 years

The fair values of the Company’s investment properties as of December 31, 2023 and 2024 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers. Those appraisal reports are based on the comparison approach, income approach or cost approach. Key assumptions and the fair values were as follows:

December 31
	2023	2024
	NT$	NT$
(In Millions)
Fair value	$$24,237	$$41,285
Overall capital interest rate	1.43%-5.51%	1.47%-5.81%
Profit margin ratio	10%-20%	12%-20%
Discount rate	—	0%-10%
Capitalization rate	0.23%-2.28%	1.12%-2.13%

All of the Company’s investment properties are held under freehold interest.

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Year 1	$168	$274
Year 2	157	248
Year 3	134	217
Year 4	105	192
Year 5	83	190
Onwards	435	1,306
	$1,082	$2,427